Related Party Transactions - Net income (expense) from related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction
Operating expenses	$ 281,136	$ 246,387	$ 265,580
General and administrative expenses	7,398	6,067	6,142
Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	361,185	306,915	277,084
Related Party
Related Party Transaction
Gain from disposal of vessel	1,342	703
Vessel operating expenses	20,756	19,028	16,507
Voyage expenses and commissions		15	70
Technical and operational management fee from KNOT to Vessels	14,228	12,490	10,461
Total income (expenses)	(34,556)	(6,736)	(1,112)
Related Party | KNOT Management
Related Party Transaction
General and administrative expenses	1,605	1,264	1,189
Related Party | KNOT Management | Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	2,834	28,008	28,682
Related Party | KOAS
Related Party Transaction
General and administrative expenses	830	826	631
Related Party | KOAS UK
Related Party Transaction
General and administrative expenses	50	68	71
Related Party | KNOT
Related Party Transaction
General and administrative expenses	6	26	64
Related Party | Other counterparties
Related Party Transaction
Operating expenses	$ 1,257	$ 1,730	$ 801